Other Intangible Assets Estimated future amortization expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization of Intangible Assets	$ 26,843	$ 24,559	$ 18,185
2019	31,487
2020	28,045
2021	26,518
2022	25,983
2023	25,501
Thereafter	168,667
Total	$ 306,201	$ 299,539